UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

Wireless Fund

(Exact name of registrant as specified in charter)

480 North Magnolia Avenue, Suite 103, El Cajon, CA 92020

 (Address of principal executive offices)                   (Zip code)

Ross C. Provence

480 North Magnolia Avenue, Suite 103, El Cajon, CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Wireless Fund

Semi-Annual Report

September 30, 2003

Letter To Shareholders, November 2003

The Federal Communications Commission (FCC) has ruled that as of November 24, cell-phone carriers must let consumers take their cell-phone numbers with them if they switch carriers. The FCC also reaffirmed on November 12 that wireline carriers must port numbers to wireless carriers under its current rules.  The Order provides guidance to the wireless and wireline industries on issues related to "intermodal" local number portability (LNP), i.e., the ability of customers to switch from a wireline carrier to a wireless carrier, or from a wireless to a wireline carrier, without changing telephone numbers.  This should have a tremendous impact on the usage of wireless services as about 5.8 million people have cut off wired home phone service to go wireless-only, says the Yankee Group.  The uniqueness of this ruling is that there is a potential for millions of additional landline users canceling their groundline service and going 100% wireless.

Over the last several years, third-generation wireless service (3G) has been touted as the technology of the future for wireless -- combining high-speed mobile access with Web-based services, and delivering innovative methods of communication.  As the economy faltered, 3G faced a difficult series of starts and stops, with many carriers opting to roll out intermediate technologies -- "2.5G networks".  A recent burst of activity has convinced most analysts that -- at long last -- 3G wireless has arrived.

Both CDMA and WCDMA have been deployed around the globe in limited markets -- CDMA 2000 1X by those on CDMA-based mobile-phone systems and WCDMA by operators using GSM/GPRS networks.  According to Yankee Group, 12 percent of capital expenditures by GSM/GPRS carriers worldwide is dedicated to equipment upgrades.  From a network-speed standpoint, CDMA 2000 1X is winning the battle, with the advantage of requiring only software upgrades compared to WCDMA with major infrastructure overhauls.  Both technologies are moving forward and creating a tremendous amount of added value to customers and signaling substantial revenues for software and hardware participants.

Another tremendous growth area over the last year has been wireless computing.  Intel has made a big push with its Intel® Centrino™ mobile technology.  This new technology is designed specifically for mobile computing with integrated wireless LAN capability.  It is considered to be a breakthrough for mobile performance because it enables extended battery life with the mobility of sleek and lightweight laptops.  Intel Centrino mobile technology also supports some of the leading wireless security hardware, and software.  The technology is truly amazing and I have actually stopped using desktop computers.  The production capabilities of having your entire office in a lightweight bag, and knowing you can access the internet in almost any city has made this technology a real winner.

2003 Semi-Annual Report 1

Fund Discussion

Wireless stocks have had a strong year since the beginning of 2003. Our investment focus will continue to remain in the companies that we feel are on the cutting edge of the wireless revolution.  Although it is uncertain if the economy will continue to recover, it is certain the new wireless technologies will drive the demand for faster innovative products.

For the 12 month period ended September 30, 2003, Wireless Fund  posted a total return of 88.71%.  For comparative purposes, the S&P 500 Index and the Nasdaq Composite Index were up 24.38% and 53.16% over the same period.  The Dow Jones Total Market Wireless Communications Index was up 77.09% for the same period.

At the end of the period semiconductors continued to represented the largest percentage of the portfolio at 35.93%.  Communications equipment was the second largest category of the Fund at 31.38%, and software and programming representing the third largest percentage of the fund at 7.41%.

Moving forward through the final quarter of the year and into 2004, we continue to see improvements in the global economy and the wireless industry.  Although we are optimistic about the long-term ability of the companies we own to generate revenue growth, as always, the markets will be volatile in the short-term.  The combination of secure broadband wireless with very low-power consumption mobile electronics, that include today’s display technologies, is an exciting development.  Every day that technology advances in the wireless space there is an exponential benefit to users.  The Wireless Fund will continue to seek companies that are benefiting from these paradigm shifts.

Sincerely,

Jeffrey R. Provence

Ross C. Provence

Malcolm R. Fobes III

2003 Semi-Annual Report 2

WIRELESS FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED SEPTEMBER  30, 2003

9/30/03 NAV $3.51

                 Since

   1 Year         3 Year          Inception (4/3/00)

Wireless Fund

   88.71%       -42.86%         -39.23%

Nasdaq**

                                     53.16%       -21.03%         -23.27%

Standard & Poor’s 500 Index***        24.38%       -10.12%          - 9.69%

*Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

**The Nasdaq Composite (Nasdaq) is a capitalization-weighted index of all common stocks listed on Nasdaq and is an unmanaged group of stocks whose composition is different from the Fund.

***The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.

2003 Semi-Annual Report  3

Wireless Fund

			Schedule of Investments
			September 30, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Circuit Boards
18,300	Flextronics International, Ltd.*	$ 260,226	3.30%

Communications Equipment
4,700	Catapult Communications Corp. *	57,669
12,680	Comverse Technology, Inc.*	189,820
10,500	Comtech Telecommunications Corp.*	250,950
5,000	Interdigital Communications Corp.*	75,150
24,251	Nokia Corp. ADR	378,315
103,000	Nortel Networks Corp. *	422,300
9,700	QUALCOMM, Inc.	404,199
3,500	Spectralink Corp.*	65,415
19,800	UT Starcom, Inc.*	629,640
		2,473,458	31.38%

Communications Services
13,500	Metro One Communications, Inc.*	47,115	0.60%

Computer Hardware
1,000	Palm, Inc.*	19,330	0.25%

Computer Networks
19,100	Brocade Communications Systems, Inc.*	99,702	1.27%

Computer Peripheral Equipment, NEC
12,700	Cisco Systems Inc.*	248,793
21,500	EMC Corporation*	271,545
		520,338	6.60%

Electronic Instruments and Controls
11,300	Kopin Corporation*	77,857
29,000	Wireless Facilities, Inc.*	345,680
		423,537	5.37%

Prepackaged Software
13,000	Oracle Corp.*	146,250	1.86%

Printed Circuit Boards
13,000	Sanmina-SCI Corp. *	125,580	1.59%

Semiconductors and Related Services
7,500	Analog Devices, Inc.*	285,150
34,200	Applied Micro Circuits Corp.*	166,212
40,000	Atmel Corp. *	160,800
7,450	Broadcom Corp. Class A*	198,617
10,400	Intel Corp.	286,208
10,300	Intersil Corporation Corp. Class A	245,140
19,200	PMC Sierra, Inc. *	253,248
27,700	RF Micro Devices, Inc.*	255,948
16,200	Skyworks Solutions, Inc. *	147,420
23,600	Texas Instruments, Inc.	538,080
119,000	TranSwitch Corp.*	295,120
		2,831,943	35.93%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  4

Wireless Fund

			Schedule of Investments
			September 30, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Software and Programming
5,900	Amdocs Limited*	$ 110,920
11,600	BEA Systems, Inc.*	139,664
12,430	Check Point Software Tech.*	209,321
29,500	Openwave Systems, Inc. *	124,195
		584,100	7.41%

Total for Common Stock		7,531,579	95.56%

Cash and Equivalents
483,707	First American Treasury Obligation Fund Cl S .34% **	483,707	6.14%

	Total Investments	8,015,286	101.70%
	(Identified Cost -$ 13,290,611)

	Liabilities in Excess of Other Assets	(133,961)	-1.70%

	Net Assets	$ 7,881,325	100.00%

*Non-Income Producing Securities.

**Variable rate security; the coupon rate shown

represents the rate at September 30, 2003.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  5

Wireless Fund

Statement of Assets and Liabilities
September 30, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 8,015,286
(Identified Cost -$ 13,290,611)
Cash	4,296
Receivables:
Dividends and Interest	125
Total Assets	8,019,707
Liabilities
Advisory Fees Payable	14,562
Payable for Securities Purchased	123,820
Total Liabilities	138,382
Net Assets	$ 7,881,325
Net Assets Consist of:
Capital Paid In	34,400,014
Accumulated Undistributed Net Investment Income (Loss)	(63,292)
Realized Gain (Loss) on Investments - Net	(21,180,072)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(5,275,325)
Net Assets, for 2,247,002 Shares Outstanding	$ 7,881,325

Net Asset Value and Redemption Price
Per Share ($7,881,325/2,247,002 shares)	$ 3.51

Statement of Operations
For the six months ended September 30, 2003 (Unaudited)
Investment Income:
Dividends	$ 2,474
Interest	429
Total Investment Income	2,903
Expenses: (Note 3)
Management Fees	66,195
Total Expenses	66,195

Net Investment Loss	(63,292)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	43,460
Unrealized Appreciation (Depreciation) on Investments	2,545,322
Net Realized and Unrealized Gain (Loss) on Investments	2,588,782

Net Increase (Decrease) in Net Assets from Operations	$ 2,525,490

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  6

Wireless Fund

Statement of Changes in Net Assets (Unaudited)
	4/1/2003	4/1/2002
	to	to
	9/30/2003	3/31/2003
From Operations:
Net Investment Loss	$ (63,292)	$ (87,542)
Net Realized Gain (Loss) on Investments	43,460	(1,619,524)
Net Unrealized Appreciation (Depreciation)	2,545,322	(2,009,751)
Increase (Decrease) in Net Assets from Operations	2,525,490	(3,716,817)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,572,162	1,292,609
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(843,500)	(1,320,337)
Net Increase (Decrease) from Shareholder Activity	728,662	(27,728)

Net Increase (Decrease) in Net Assets	3,254,152	(3,744,545)

Net Assets at Beginning of Period	4,627,173	8,371,718
Net Assets at End of Period	$ 7,881,325	$ 4,627,173

Share Transactions:
Issued	476,823	475,515
Reinvested	-	-
Redeemed	(254,647)	(507,977)
Net increase (decrease) in shares	222,176	(32,462)
Shares outstanding beginning of period	2,024,826	2,057,288
Shares outstanding end of period	2,247,002	2,024,826

Financial Highlights (Unaudited)
Selected data for a share outstanding
throughout the period:	4/1/2003		4/1/2002	4/1/2001	4/3/2000**
	to		to	to	to
	9/30/2003		3/31/2003	3/31/2002	3/31/2001
Net Asset Value -
Beginning of Period	$ 2.29		$ 4.07	$ 5.92	$ 20.00
Net Investment Income/(Loss)	(0.03)		(0.04)	(0.09)	(0.23)
Net Gains or Losses on Securities
(realized and unrealized)	1.25		(1.74)	(1.76)	(13.85)
Total from Investment Operations	1.22		(1.78)	(1.85)	(14.08)
Net Asset Value -
End of Period	$ 3.51		$ 2.29	$ 4.07	$ 5.92
Total Return	53.29%		(43.74)%	(31.25)%	(70.40)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,881		4,627	8,372	10,519

Ratio of Expenses to Average Net Assets	1.95%	*	1.95%	1.95%	1.95%	*
Ratio of Net Income to Average Net Assets	-0.93%	*	-1.67%	-1.70%	-1.60%	*
Portfolio Turnover Rate	8.51%	*	20.08%	50.52%	247.88%	*

* Annualized
** commencement of operations.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  7

Notes to Financial Statements (Unaudited)

Wireless Fund

September 30, 2003

1.)

ORGANIZATION

Wireless Fund (the"Fund") is a non-diversified series of the Wireless Trust (the "Trust"), a management investment company.  The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION:

The Fund, under normal market conditions, invests a least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

.

2003 Semi-Annual Report  8

Notes to the Financial Statements - continued (uanaudited)

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Value Trend Capital Management LP. ("the Adviser"), and a sub-advisory agreement with Berkshire Capital Holdings, Inc.  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.95% for investment adviser services. The Adviser is responsible for paying the sub-adviser.  As a result of the above calculation, for the six month period ended September 30, 2003, the Adviser and sub-adviser received management fees totaling $66,195.

Value Trend Capital Management pays all operating expenses of the Fund with the exception of taxes, interest, brokerage commissions and extraordinary expenses.

4.)

RELATED PARTY TRANSACTIONS

Control persons of Value Trend Capital Management, LP. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2003 was $34,400,014 representing 2,247,002 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six month period ended September 30, 2003 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $654,601 and $272,791 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at September 30, 2003 was $13,290,611.

At September 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

$1,116,032

($6,391,357)

               ($5,275,325)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 31% of the Wireless Fund.

9.) LOSS CARRYFORWARDS

At March 31, 2003 (the Fund’s latest fiscal year end), the Fund had available for federal tax purposes an unused capital loss carryforward of $20,281,431, of which $14,791,823 expires in 2009, $4,289,293 expires in 2010, and $1,200,315 expires in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Fund elected to defer post-October losses of $419,209.

10.)  DISTRIBUTION TO SHAREHOLDERS

There were no distributions paid during the fiscal year 2003 and 2002.

As of March 31, 2003  (the Fund’s latest fiscal year end) the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)

      $                        0

Undistributed long-term capital gain/ (accumulated losses)

                             (20,281,431)

Unrealized appreciation/ (depreciation)

                               (8,762,748)

     $      (29,044,179)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

2003 Semi-Annual Report  9

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2003 Semi-Annual Report  10

Board of Trustees

Thomas H. Addis III

George Cossolias, CPA

Bradley J. DeHaven

Jeffrey R. Provence

Ross C. Provence

Investment Adviser

Value Trend Capital Management, LP

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

Sub-Adviser

Berkshire Capital Holdings, Inc.

475 Milan Drive, Suite 103

San Jose, CA 95134

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wireless Fund

By /s/ Ross C. Provence

     Ross C. Provence

     President

Date 12 / 8 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ross C. Provence

     Ross C. Provence

     President

Date 12 / 8 / 03

By /s/ Jeffrey R. Provence

     Jeffrey R. Provence

     Chief Financial Officer

Date 12 / 8 / 03